OTHER BALANCE SHEET SUPPLEMENTALS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER BALANCE SHEETS SUPPLEMENTAL [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2014	2013 (*)

Deferred tax asset	$1,694	$1,589
Government authorities	1,568	1,154
Prepaid expenses	971	498
Amounts due from related parties	-	5
Other	65	68

	$4,298	$3,314

(*)	Excluding held for sale assets at December 31, 2013

Schedule of Other Account Payable and Accrued Expenses	Other account payable and accrued expenses: